Consolidated Statements of Changes in Equity $ in Thousands	USD ($)	Share Capital [member] USD ($) shares	Reserves Share Options, Warrants and Restricted Share Rights [member] USD ($)	Retained Earnings [member] USD ($)	Accumulated Other Comprehensive Loss [member] USD ($)	Total equity attributable to Sandstorm Gold Ltd.'s shareholders [member] USD ($)	Non-controlling interests [member] USD ($)
Equity at beginning of period at Dec. 31, 2020	$ 638,142	$ 719,730	$ 18,902	$ 10,951	$ (111,441)	$ 638,142	$ 0
Equity, shares, beginning at Dec. 31, 2020 | shares		195,253,243
Options exercised	3,340	$ 4,386	(1,046)			3,340
Options exercised, shares | shares		855,761
Vesting of restricted share rights		$ 4,955	(4,955)
Vesting of restricted share rights, shares | shares		995,865
Acquisition and cancellation of common shares (normal course issuer bid)	(34,173)	$ (34,173)				(34,173)
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares		(5,451,415)
Share-based payments	6,002		6,002			6,002
Share issuance costs	(223)	$ (223)				(223)
Dividends declared	(3,004)			(3,004)		(3,004)
Total comprehensive income (loss)	(17,446)			27,622	(45,068)	(17,446)
Equity at end of period at Dec. 31, 2021	592,638	$ 694,675	18,903	35,569	(156,509)	592,638	0
Equity, shares, ending at Dec. 31, 2021 | shares		191,653,454
Shares issued for Nomad Royalty acquisition	454,089	$ 454,089				454,089	0
Shares issued for Nomad Royalty acquisition, shares | shares		74,382,930
Shares issued for BaseCore acquisition	75,304	$ 75,304				75,304
Shares issued for BaseCore acquisition, shares | shares		13,495,276
Shares issued in equity financing	92,081	$ 92,081				92,081
Shares issued in equity financing, shares | shares		18,055,000
Warrants and options issued for Nomad Royalty acquisition	2,776		2,776			2,776
Options exercised	4,694	$ 6,124	(1,430)			4,694
Options exercised, shares | shares		1,130,218
Warrants exercised	5	$ 5	0			5
Warrants exercised, shares | shares		484
Vesting of restricted share rights		$ 1,703	(1,703)
Vesting of restricted share rights, shares | shares		314,100
Acquisition of CMC non-controlling interest	27,568						27,568
Acquisition and cancellation of common shares (normal course issuer bid)	(940)	$ (940)				(940)
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares		(187,801)
Share-based payments	6,101		6,101			6,101
Share issuance costs	(4,419)	$ (4,419)				(4,419)
Dividends declared	(15,961)			(15,009)		(15,009)	(952)
Total comprehensive income (loss)	207,469			78,361	129,019	207,380	89
Equity at end of period at Dec. 31, 2022	$ 1,441,405	$ 1,318,622	$ 24,647	$ 98,921	$ (27,490)	$ 1,414,700	$ 26,705
Equity, shares, ending at Dec. 31, 2022 | shares		298,843,661